Investments (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
C B D [Member] | Novasoc Comercial Ltda Novasoc [Member]
IfrsStatementLineItems [Line Items]
Company type		Novasoc Comercial Ltda. (“Novasoc”)
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
C B D [Member] | C B D Holland B V C B D Holland [Member]
IfrsStatementLineItems [Line Items]
Company type		CBD Holland B.V. (“CBD Holland”)
Location (state)		Brazil
Direct and indirect equity interest - %			100.00%
C B D [Member] | G P A Two Empreend E Participacoes Ltda G P A Two [Member]
IfrsStatementLineItems [Line Items]
Company type		GPA 2 Empreend. e Participações Ltda. (“GPA 2”)
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
C B D [Member] | G P A Logistica E Transporte Ltda G P A Logistica [Member]
IfrsStatementLineItems [Line Items]
Company type		GPA Logística e Transporte Ltda. (“GPA Logística”)
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
C B D [Member] | G P A Holding Empreendimentos E Participacoes Ltda G P A Holding [Member]
IfrsStatementLineItems [Line Items]
Company type		GPA Holding Empreendimentos e Participações Ltda.("GPA Holding")
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
C B D [Member] | S C B Distribuicao E Comercio Varejista De Alimentos Ltda Compre Bem [Member]
IfrsStatementLineItems [Line Items]
Company type		SCB Distribuição e Comércio Varejista de Alimentos Ltda. ("Compre Bem'')
Location (state)		Brazil
Direct and indirect equity interest - %			100.00%
C B D [Member] | Stix Fidelidade E Inteligencia S A Stix [Member]
IfrsStatementLineItems [Line Items]
Company type		Stix Fidelidade e Inteligência S.A. ("Stix")
Location (state)		Brazil
Direct and indirect equity interest - %		66.67%	66.67%
C B D [Member] | Leji Intermediacao S A James Delivery [Member]
IfrsStatementLineItems [Line Items]
Company type		James Intermediação S.A. ("James Delivery")
Location (state)		Brazil
Direct and indirect equity interest - %			100.00%
C B D [Member] | Cheftime Comercio De Refeicoes S A Cheftime [Member]
IfrsStatementLineItems [Line Items]
Company type	[1]	Cheftime Comércio de Refeições S/A ("Cheftime") (*)
Location (state)	[1]	Brazil
Direct and indirect equity interest - %	[1]	100.00%	99.05%
C B D [Member] | G P A Malls And Properties Gestao De Ativos E Servicos Lmobiliarios Ltda G P A M And P [Member]
IfrsStatementLineItems [Line Items]
Company type		GPA Malls & Properties Gestão de Ativos e Serviços Imobiliários Ltda. (“GPA M&P”)
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
C B D [Member] | Fronteira Servicos Lmobiliarios Ltda Fronteira [Member]
IfrsStatementLineItems [Line Items]
Company type		Fronteira Serviços Imobiliários Ltda.("Fronteira")
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
C B D [Member] | Place 2 B Servicos Lmobiliarios Ltda Place 2 B [Member]
IfrsStatementLineItems [Line Items]
Company type		Place2B Serviços Imobiliários Ltda.("Place2B")
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
C B D [Member] | Companhi A Brasileira De Distribuicao Luxembourg Holding S A R L [Member]
IfrsStatementLineItems [Line Items]
Company type		Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. ("CBDLuxco”)
Location (state)		Luxembourg
Direct and indirect equity interest - %		100.00%	100.00%
C B D [Member] | Companhia Brasileira De Distribuicao Netherlands Holding B V [Member]
IfrsStatementLineItems [Line Items]
Company type		Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”)
Location (state)		Netherlands
Direct and indirect equity interest - %		100.00%	100.00%
Exito [Member] | Almacenes Exito S A Exito [Member]
IfrsStatementLineItems [Line Items]
Company type		Almacenes Éxito S.A. ("Éxito")
Location (state)		Colombia
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Exito Lndustrias S A S [Member]
IfrsStatementLineItems [Line Items]
Company type		Éxito Industrias S.A.S. ("Éxito Industrias")
Location (state)		Colombia
Direct and indirect equity interest - %		94.54%	94.59%
Exito [Member] | Fideicomiso Lote Girardot [Member]
IfrsStatementLineItems [Line Items]
Company type		Fideicomiso Lote Girardot
Location (state)		Colombia
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Exito Viajes Y Turismo S A S [Member]
IfrsStatementLineItems [Line Items]
Company type		Éxito Viajes y Turismo S.A.S.
Location (state)		Colombia
Direct and indirect equity interest - %		49.22%	49.25%
Exito [Member] | Almacenes Exito Inversiones S A S [Member]
IfrsStatementLineItems [Line Items]
Company type		Almacenes Éxito Inversiones S.A.S. (Móvil Éxito)
Location (state)		Colombia
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Transacciones Energeticas S A S [Member]
IfrsStatementLineItems [Line Items]
Company type		Transacciones Energéticas S.A.S
Location (state)		Colombia
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Marketplace Internacional Exito Y Servicios S A S [Member]
IfrsStatementLineItems [Line Items]
Company type		Marketplace Internacional Éxito y Servicios S.A.S. (MPI)
Location (state)		Colombia
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Log Istica Transporte Y Servicios Asociados S A S [Member]
IfrsStatementLineItems [Line Items]
Company type		Logística, Transporte y Servicios Asociados S.A.S. (LTSA)
Location (state)		Colombia
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Depositos Y Soluciones Logisticas S A S [Member]
IfrsStatementLineItems [Line Items]
Company type		Depósitos y Soluciones Logísticas S.A.S.
Location (state)		Colombia
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Patrimonio Autonomo Lwana [Member]
IfrsStatementLineItems [Line Items]
Company type		Patrimonio Autónomo Iwana
Location (state)		Colombia
Direct and indirect equity interest - %		49.22%	49.25%
Exito [Member] | Patrimonio Autonomo Viva Malls [Member]
IfrsStatementLineItems [Line Items]
Company type		Patrimonio Autónomo Viva Malls
Location (state)		Colombia
Direct and indirect equity interest - %		49.22%	49.25%
Exito [Member] | Patrimonio Autonomo Viva Sincelejo [Member]
IfrsStatementLineItems [Line Items]
Company type		Patrimonio Autónomo Viva Sincelejo
Location (state)		Colombia
Direct and indirect equity interest - %		25.10%	25.12%
Exito [Member] | Patrimonio Autonomo Viva Villavicencio [Member]
IfrsStatementLineItems [Line Items]
Company type		Patrimonio Autónomo Viva Villavicencio
Location (state)		Colombia
Direct and indirect equity interest - %		25.10%	25.12%
Exito [Member] | Patrimonio Autonomo San Pedro Etapa I [Member]
IfrsStatementLineItems [Line Items]
Company type		Patrimonio Autónomo San Pedro Etapa I
Location (state)		Colombia
Direct and indirect equity interest - %		25.10%	25.12%
Exito [Member] | Patrimonio Autonomo Centro Comercial [Member]
IfrsStatementLineItems [Line Items]
Company type		Patrimonio Autónomo Centro Comercial
Location (state)		Colombia
Direct and indirect equity interest - %		25.10%	25.12%
Exito [Member] | Patrimonio Autonomo Viva Laureles [Member]
IfrsStatementLineItems [Line Items]
Company type		Patrimonio Autónomo Viva Laureles
Location (state)		Colombia
Direct and indirect equity interest - %		39.38%	39.40%
Exito [Member] | Patrimonio Autonomo Viva Palmas [Member]
IfrsStatementLineItems [Line Items]
Company type		Patrimonio Autónomo Viva Palmas
Location (state)		Colombia
Direct and indirect equity interest - %		25.10%	25.12%
Exito [Member] | Patrimonio Autonomo Centro Comercial Viva [Member]
IfrsStatementLineItems [Line Items]
Company type		Patrimonio Autónomo Centro Comercial Viva
Location (state)		Colombia
Direct and indirect equity interest - %		44.30%	44.33%
Exito [Member] | Spice Investment Mercosur [Member]
IfrsStatementLineItems [Line Items]
Company type		Spice investment Mercosur
Location (state)		Uruguay
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Larenco S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Larenco S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Geant Inversiones S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Geant Inversiones S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Lanin S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Lanin S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Five Hermanos Ltda [Member]
IfrsStatementLineItems [Line Items]
Company type		5 Hermanos Ltda.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Sumelar S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Sumelar S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Gestion Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Company type	[2]	Gestión Logística S.A. (**)
Location (state)	[2]	Uruguay
Direct and indirect equity interest - %	[2]	96.52%	96.57%
Exito [Member] | Supermercados Disco Del Uruguay S A [Member]
IfrsStatementLineItems [Line Items]
Company type	[1]	Supermercados Disco del Uruguay S.A.(*)
Location (state)	[1]	Uruguay
Direct and indirect equity interest - %	[1]	60.31%	60.35%
Exito [Member] | Maostar S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Maostar S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		30.16%	30.18%
Exito [Member] | Ameluz S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Ameluz S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.31%	60.35%
Exito [Member] | Fandale S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Fandale S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.31%	60.35%
Exito [Member] | Odaler S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Odaler S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.31%	60.35%
Exito [Member] | La Cabana S R L [Member]
IfrsStatementLineItems [Line Items]
Company type		La Cabaña S.R.L.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.31%	60.35%
Exito [Member] | Ludi S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Ludi S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.31%	60.35%
Exito [Member] | Semin S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Semin S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.31%	60.35%
Exito [Member] | Randicor S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Randicor S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.31%	60.35%
Exito [Member] | Setara S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Setara S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.31%	60.35%
Exito [Member] | Hiper Ahorro S R L [Member]
IfrsStatementLineItems [Line Items]
Company type		Hiper Ahorro S.R.L.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.31%	60.35%
Exito [Member] | Ciudad Del Ferrol S C [Member]
IfrsStatementLineItems [Line Items]
Company type		Ciudad del Ferrol S.C.
Location (state)		Uruguay
Direct and indirect equity interest - %		59.11%	59.14%
Exito [Member] | Mablicor S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Mablicor S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		30.76%	30.78%
Exito [Member] | Tipsel S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Tipsel S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Tedocan S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Tedocan S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Via Artika S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Vía Artika S. A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Group Disco Del Uruguay S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Group Disco del Uruguay S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.31%	60.35%
Exito [Member] | Devoto Hermanos S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Devoto Hermanos S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Mercados Devoto S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Mercados Devoto S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Libertad S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Libertad S.A.
Location (state)		Argentina
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Onper Investment 2015 S L [Member]
IfrsStatementLineItems [Line Items]
Company type		Onper Investment 2015 S.L
Location (state)		Spain
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Spice Espana De Valores Americanos S L [Member]
IfrsStatementLineItems [Line Items]
Company type		Spice España de Valores Americanos S.L.
Location (state)		Spain
Direct and indirect equity interest - %		96.52%	96.57%
Exito [Member] | Marketplace Internacional Exito S L [Member]
IfrsStatementLineItems [Line Items]
Company type		Marketplace Internacional Éxito S.L
Location (state)		Spain
Direct and indirect equity interest - %			96.57%
Exito [Member] | Gelase S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Gelase S. A.
Location (state)		Belgium
Direct and indirect equity interest - %		96.52%	96.57%

[1]	Supermercados Disco del Uruguay S.A. is controlled through a Shareholders Agreement signed in April 2015, giving Éxito the 75% voting necessary. This agreement expired on June 30, 2021 and on August 18, 2021 a new Agreement was signed maintaining Éxito as controlling entity.
[2]	Grupo Éxito entities are classified as assets held for distribution on December 31, 2022, Note 1.2.